Document Information	12 Months Ended
Jun. 30, 2023
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001369085
Registrant Name	NEW PACIFIC METALS CORP
Period End Date	Jun. 30, 2023
Reporting Currency	CAD